Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event
On January 30, 2013, the Company entered into a forward contract with a notional amount of $65.0 million to hedge its exposure to foreign currency risk. The contract obligates the Company to purchase a total of Ps.853.0 million at an exchange rate of Ps.13.12 to each U.S. dollar with a maturity date of December 31, 2013. The Company has not designated this forward contract as a hedging instrument for hedge accounting purposes. The Company will mark the contract to market at the end of each reporting period and recognize any foreign exchange gain or loss within the consolidated statements of comprehensive income.